Loans, allowance for loan losses and credit quality	12 Months Ended
Dec. 31, 2014
Loans, allowance for loan losses and credit quality
18 Loans, allowance for loan losses and credit quality
Loans are divided in two portfolio segments, “consumer” and “corporate & institutional”. Consumer loans are disaggregated into the classes of mortgages, loans collateralized by securities and consumer finance. Corporate and institutional loans are disaggregated into the classes of real estate, commercial and industrial loans, financial institutions and governments and public institutions.
The determination of the loan classes is primarily driven by the customer segmentation in the two business divisions, Private Banking & Wealth Management and Investment Banking, both of which are engaged in credit activities.
The Group assigns both counterparty and transaction ratings to its credit exposures. The counterparty rating reflects the >>>probability of default (PD) of the counterparty. The transaction rating reflects the expected loss, considering collateral, on a given transaction if the counterparty defaults. Credit risk is assessed and monitored on the single obligor and single obligation level as well as on the credit portfolio level as represented by the classes of loans. Credit limits are used to manage counterparty credit risk.
Loans
end of	2014	2013
Loans (CHF million)
Mortgages	98,802	94,978
Loans collateralized by securities	39,818	31,565
Consumer finance	4,323	5,938
Consumer	142,943	132,481
Real estate	29,198	27,312
Commercial and industrial loans	75,046	63,334
Financial institutions	22,343	21,840
Governments and public institutions	3,891	3,047
Corporate & institutional	130,478	115,533
Gross loans	273,421	248,014
of which held at amortized cost	250,508	228,557
of which held at fair value	22,913	19,457
Net (unearned income)/deferred expenses	(112)	(91)
Allowance for loan losses	(758)	(869)
Net loans	272,551	247,054
Gross loans by location (CHF million)
Switzerland	155,767	151,992
Foreign	117,654	96,022
Gross loans	273,421	248,014
Impaired loan portfolio (CHF million)
Non-performing loans	753	862
Non-interest-earning loans	279	281
Total non-performing and non-interest-earning loans	1,032	1,143
Restructured loans	171	6
Potential problem loans	187	340
Total other impaired loans	358	346
Gross impaired loans	1,390	1,489
Allowance for loan losses
	2014			2013			2012
	Consumer	Corporate & institutional	Total	Consumer	Corporate & institutional	Total	Consumer	Corporate & institutional	Total
Allowance for loan losses (CHF million)
Balance at beginning of period	267	602	869	288	634	922	289	621	910
Changes in scope of consolidation	0	0	0	0	(1)	(1)	(18)	0	(18)
Net movements recognized in statements of operations	66	79	145	76	90	166	95	64	159
Gross write-offs	(108)	(241)	(349)	(123)	(163)	(286)	(105)	(96)	(201)
Recoveries	17	24	41	24	30	54	22	22	44
Net write-offs	(91)	(217)	(308)	(99)	(133)	(232)	(83)	(74)	(157)
Provisions for interest	1	19	20	5	21	26	8	21	29
Foreign currency translation impact and other adjustments, net	8	24	32	(3)	(9)	(12)	(3)	2	(1)
Balance at end of period	251	507	758	267	602	869	288	634	922
of which individually evaluated for impairment	202	338	540	217	437	654	239	457	696
of which collectively evaluated for impairment	49	169	218	50	165	215	49	177	226
Gross loans held at amortized cost (CHF million)
Balance at end of period	142,926	107,582	250,508	132,470	96,087	228,557	126,124	97,080	223,204
of which individually evaluated for impairment [1]	582	808	1,390	569	920	1,489	661	1,068	1,729
of which collectively evaluated for impairment	142,344	106,774	249,118	131,901	95,167	227,068	125,463	96,012	221,475
1 Represents gross impaired loans both with and without a specific allowance.
Purchases, reclassifications and sales
in	2014			2013			2012
	Consumer	Corporate & institutional	Total	Consumer	Corporate & institutional	Total	Consumer	Corporate & institutional	Total
Loans held at amortized cost (CHF million)
Purchases [1]	181	4,127	4,308	0	4,611	4,611	348	4,605	4,953
Reclassifications from loans held-for-sale [2]	0	397	397	0	275	275	0	216	216
Reclassifications to loans held-for-sale [3]	1,055	806	1,861	0	996	996	0	1,323	1,323
Sales [3]	0	272	272	0	698	698	0	1,058	1,058
1 Includes drawdowns under purchased loan commitments.
2 Includes loans previously reclassified to held-for-sale that were not sold and were reclassified back to loans held-to-maturity.
3 All loans held at amortized cost which are sold are reclassified to loans held-for-sale on or prior to the date of the sale.
Credit quality of loans held at amortized cost
Management monitors the credit quality of loans through its credit risk management processes, which are structured to assess, measure, monitor and manage risk on a consistent basis. This process requires careful consideration of proposed extensions of credit, the setting of specific limits, monitoring during the life of the exposure, active use of credit mitigation tools and a disciplined approach to recognizing credit impairment.
Management evaluates many factors when assessing the credit quality of loans. These factors include the volatility of default probabilities, rating changes, the magnitude of potential loss, internal risk ratings, and geographic, industry and other economic factors. For the purpose of credit quality disclosures, the Group uses detailed internal risk ratings which are aggregated to the credit quality indicators investment grade and non-investment grade.
The Group employs a set of credit ratings for the purpose of internally rating counterparties. Credit ratings are intended to reflect the risk of default of each obligor or counterparty. Ratings are assigned based on internally developed rating models and processes, which are subject to governance and internally independent validation procedures.
Internal ratings are assigned to all loans reflecting the Group’s internal view of the credit quality of the obligor. Internal ratings may differ from a counterparty’s external ratings, if one is available. Internal ratings for consumer loans and for corporates managed on the Swiss platform are regularly reviewed depending on loan type, client segment, collateral or event-driven developments. Internal ratings for all other corporate and institutional credit facilities are reviewed at least annually. For the calculation of internal risk estimates and >>>risk-weighted assets, a PD is assigned to each loan. Until the end of 2014, for corporate and institutional loans excluding corporates managed on the Swiss platform, the PD was determined through an internal rating assigned on the basis of a structured expert approach. The PD for each internal rating was calibrated to historic default experience using internal data and external data from Standard & Poor’s. For corporates managed on the Swiss platform and consumer loans, the PD is calculated directly by proprietary statistical rating models, which are based on internally compiled data comprising both quantitative factors (primarily loan-to-value ratio and the borrower’s income level for mortgage lending, and balance sheet information for corporates) and qualitative factors (e.g., credit histories from credit reporting bureaus). For models calculating a PD an equivalent rating based on the Standard & Poor’s rating scale is assigned based on the PD band associated with each rating, which is used for disclosure purposes. Effective January 1, 2015, the internal ratings approach for the majority loan facilities will be based on proprietary statistical rating models.
In the third quarter of 2014, Group credit risk management enhanced its internal credit rating methodology for >>>lombard loans on the Swiss platform across all loan classes by considering the quality and diversification of collateral securities as a basis for determining the internal risk rating both for regulatory and financial reporting purposes. The change in the internal rating methodology for lombard loans on the Swiss platform did not have a significant impact on the Group’s total investment grade and non-investment grade loans.
>>>Reverse repurchase agreements are fully collateralized and in the event of counterparty default the reverse repurchase agreement provides the Group the right to liquidate the collateral held. The Group risk manages these instruments on the basis of the value of the underlying collateral, as opposed to loans, which are risk-managed on the ability of the counterparty to repay. Therefore the underlying collateral coverage is the most appropriate credit quality indicator for reverse repurchase agreements. Also, the Group has elected the >>>fair value option for the majority of its reverse repurchase agreements. As such, reverse repurchase agreements have not been included in the following tables.
The following tables present the Group’s recorded investment in loans held at amortized cost by aggregated internal counterparty credit ratings investment grade and non-investment grade that are used as credit quality indicators for the purpose of this disclosure, and a related aging analysis.
Gross loans held at amortized cost by internal counterparty rating
	Investment grade	Non-investment grade
end of	Ratings AAA to BBB	Ratings BB to C	Rating D	Total
2014 (CHF million)
Mortgages	82,360	16,249	193	98,802
Loans collateralized by securities	37,426	2,306	86	39,818
Consumer finance	1,717	2,348	241	4,306
Consumer	121,503	20,903	520	142,926
Real estate	20,883	7,224	68	28,175
Commercial and industrial loans	31,362	31,473	541	63,376
Financial institutions	11,893	2,624	106	14,623
Governments and public institutions	992	416	0	1,408
Corporate & institutional	65,130	41,737	715	107,582
Gross loans held at amortized cost	186,633	62,640	1,235	250,508
Value of collateral [1]	174,338	50,631	650	225,619
2013 (CHF million)
Mortgages	76,990	17,779	209	94,978
Loans collateralized by securities	29,242	2,229	94	31,565
Consumer finance	2,741	2,938	248	5,927
Consumer	108,973	22,946	551	132,470
Real estate	19,574	7,220	72	26,866
Commercial and industrial loans	24,056	26,996	671	51,723
Financial institutions	12,691	3,231	112	16,034
Governments and public institutions	1,020	444	0	1,464
Corporate & institutional	57,341	37,891	855	96,087
Gross loans held at amortized cost	166,314	60,837	1,406	228,557
Value of collateral [1]	152,756	48,861	616	202,233
1 Includes the value of collateral up to the amount of the outstanding related loans. For mortgages, collateral values are generally values at the time of granting the loan.
Value of collateral
In Private Banking & Wealth Management, all collateral values for loans are regularly reviewed according to our risk management policies and directives, with maximum review periods determined by market liquidity, market transparency and appraisal costs. For example, traded securities are revalued on a daily basis and property values are appraised over a period of more than one year considering the characteristics of the borrower, current developments in the relevant real estate market and the current level of credit exposure to the borrower. If the credit exposure to a borrower has changed significantly, in volatile markets or in times of increasing general market risk, collateral values may be appraised more frequently. Management judgment is applied in assessing whether markets are volatile or general market risk has increased to a degree that warrants a more frequent update of collateral values. Movements in monitored risk metrics that are statistically different compared to historical experience are considered in addition to analysis of externally-provided forecasts, scenario techniques and macro-economic research. For impaired loans, the fair value of collateral is determined within 90 days of the date the impairment was identified and thereafter regularly revalued by Group credit risk management within the impairment review process.
In Investment Banking, few loans are collateral dependent. The collateral values for these loans are appraised on at least an annual basis, or when a loan-relevant event occurs.
Gross loans held at amortized cost – aging analysis
	Current	Past due
end of		Up to 30 days	31–60 days	61–90 days	More than 90 days	Total	Total
2014 (CHF million)
Mortgages	98,519	99	14	9	161	283	98,802
Loans collateralized by securities	39,648	81	1	1	87	170	39,818
Consumer finance	3,784	231	60	46	185	522	4,306
Consumer	141,951	411	75	56	433	975	142,926
Real estate	28,084	24	1	4	62	91	28,175
Commercial and industrial loans	62,305	719	20	39	293	1,071	63,376
Financial institutions	14,459	41	0	0	123	164	14,623
Governments and public institutions	1,383	25	0	0	0	25	1,408
Corporate & institutional	106,231	809	21	43	478	1,351	107,582
Gross loans held at amortized cost	248,182	1,220	96	99	911	2,326	250,508
2013 (CHF million)
Mortgages	94,657	103	26	25	167	321	94,978
Loans collateralized by securities	31,365	95	2	12	91	200	31,565
Consumer finance	5,218	377	93	55	184	709	5,927
Consumer	131,240	575	121	92	442	1,230	132,470
Real estate	26,774	19	2	2	69	92	26,866
Commercial and industrial loans	50,879	343	77	74	350	844	51,723
Financial institutions	15,841	87	2	1	103	193	16,034
Governments and public institutions	1,459	5	0	0	0	5	1,464
Corporate & institutional	94,953	454	81	77	522	1,134	96,087
Gross loans held at amortized cost	226,193	1,029	202	169	964	2,364	228,557
Impaired loans
Categories of impaired loans
In accordance with Group policies, impaired loans include non-performing loans, non-interest-earning loans, restructured loans and potential problem loans.
> Refer to “Loans” in Note 1 – Summary of significant accounting policies for further information on categories of impaired loans.
As of December 31, 2014 and 2013, loans held-to-maturity carried at amortized cost did not include any subprime residential mortgages. Accordingly, impaired loans did not include any subprime residential mortgages. As of December 31, 2014 and 2013, the Group did not have any material commitments to lend additional funds to debtors whose loan terms had been modified in troubled debt restructurings.
Gross impaired loans by category
	Non-performing and non-interest-earning loans			Other impaired loans
end of	Non- performing loans	Non- interest- earning loans	Total	Restruc- tured loans	Potential problem loans	Total	Total
2014 (CHF million)
Mortgages	189	19	208	4	39	43	251
Loans collateralized by securities	11	75	86	0	2	2	88
Consumer finance	225	17	242	0	1	1	243
Consumer	425	111	536	4	42	46	582
Real estate	50	16	66	0	9	9	75
Commercial and industrial loans	190	116	306	167	133	300	606
Financial institutions	88	36	124	0	3	3	127
Corporate & institutional	328	168	496	167	145	312	808
Gross impaired loans	753	279	1,032	171	187	358	1,390
2013 (CHF million)
Mortgages	167	13	180	0	45	45	225
Loans collateralized by securities	20	71	91	0	4	4	95
Consumer finance	244	5	249	0	0	0	249
Consumer	431	89	520	0	49	49	569
Real estate	53	15	68	0	5	5	73
Commercial and industrial loans	307	144	451	6	258	264	715
Financial institutions	71	33	104	0	28	28	132
Corporate & institutional	431	192	623	6	291	297	920
Gross impaired loans	862	281	1,143	6	340	346	1,489
Write-off and recovery of loans
Write-off of a loan occurs when it is considered certain that there is no possibility of recovering the outstanding principal. In Investment Banking, a loan is written down to its net book value once the loan provision is greater than 80% of the loan notional amount, unless repayment of the loan is anticipated to occur within the next two quarters. In Private Banking & Wealth Management, write-offs are made, based on an individual counterparty assessment performed by Group credit risk management, if it is certain that parts of a loan will not be recoverable. For collateralized loans, the collateral is assessed and the unsecured exposure is written off. Write-offs on uncollateralized loans are based on the borrower’s ability to pay back the outstanding loan out of free cash flow. The Group evaluates the recoverability of the loans granted, if a borrower is expected to default wholly or partly on its payment obligations or to meet these only with third-party support. Adjustments are made to reflect the estimated realizable value of the loan or any collateral. Triggers to assess the creditworthiness of a borrower to absorb the adverse developments include i) a default on interest or principal payments by more than 90 days, ii) a waiver of interest or principal by the Group, iii) a downgrade of the loan to non-interest-earning, iv) the collection of the debt through seizure order, bankruptcy proceedings or realization of collateral, or v) the insolvency of the borrower. Based on such assessment, Group credit risk management evaluates the need for write-offs individually and on an ongoing basis.
Recoveries of loans previously written off are recorded based on the cash or estimated fair value of other amounts received.
Gross impaired loan details
end of	2014			2013
	Recorded investment	Unpaid principal balance	Associated specific allowance	Recorded investment	Unpaid principal balance	Associated specific allowance
Gross impaired loan detail (CHF million)
Mortgages	205	194	27	207	197	28
Loans collateralized by securities	63	60	53	67	63	55
Consumer finance	236	217	122	231	211	134
Consumer	504	471	202	505	471	217
Real estate	68	64	7	71	65	15
Commercial and industrial loans	599	570	259	705	656	340
Financial institutions	126	120	72	131	127	82
Corporate & institutional	793	754	338	907	848	437
Gross impaired loans with a specific allowance	1,297	1,225	540	1,412	1,319	654
Mortgages	46	46	–	18	18	–
Loans collateralized by securities	25	25	–	28	28	–
Consumer finance	7	7	–	18	18	–
Consumer	78	78	–	64	64	–
Real estate	7	7	–	2	2	–
Commercial and industrial loans	7	7	–	10	10	–
Financial institutions	1	1	–	1	1	–
Corporate & institutional	15	15	–	13	13	–
Gross impaired loans without specific allowance	93	93	–	77	77	–
Gross impaired loans	1,390	1,318	540	1,489	1,396	654
of which consumer	582	549	202	569	535	217
of which corporate & institutional	808	769	338	920	861	437
Gross impaired loan details (continued)
in	2014			2013			2012
	Average recorded investment	Interest income recognized	Interest income recognized on a cash basis	Average recorded investment	Interest income recognized	Interest income recognized on a cash basis	Average recorded investment	Interest income recognized	Interest income recognized on a cash basis
Gross impaired loan detail (CHF million)
Mortgages	205	1	1	204	1	1	217	1	1
Loans collateralized by securities	65	0	0	70	2	2	68	1	0
Consumer finance	237	1	1	256	0	0	277	3	3
Consumer	507	2	2	530	3	3	562	5	4
Real estate	75	0	0	72	1	1	58	0	0
Commercial and industrial loans	667	3	2	748	5	5	620	3	2
Financial institutions	127	0	0	136	0	0	201	2	2
Governments and public institutions	5	0	0	0	0	0	6	0	0
Corporate & institutional	874	3	2	956	6	6	885	5	4
Gross impaired loans with a specific allowance	1,381	5	4	1,486	9	9	1,447	10	8
Mortgages	36	0	0	26	0	0	40	0	0
Loans collateralized by securities	29	0	0	27	0	0	8	0	0
Consumer finance	21	0	0	22	0	0	41	0	0
Consumer	86	0	0	75	0	0	89	0	0
Real estate	9	0	0	11	0	0	13	0	0
Commercial and industrial loans	18	0	0	59	0	0	215	3	3
Financial institutions	0	0	0	2	0	0	8	0	0
Corporate & institutional	27	0	0	72	0	0	236	3	3
Gross impaired loans without specific allowance	113	0	0	147	0	0	325	3	3
Gross impaired loans	1,494	5	4	1,633	9	9	1,772	13	11
of which consumer	593	2	2	605	3	3	651	5	4
of which corporate & institutional	901	3	2	1,028	6	6	1,121	8	7
Allowance for specifically identified credit losses on impaired loans
The Group considers a loan impaired when, based on current information and events, it is probable that the Group will be unable to collect the amounts due according to the contractual terms of the loan agreement. The Group performs an in-depth review and analysis of impaired loans considering factors such as recovery and exit options as well as collateral and counterparty risk. In general, all impaired loans are individually assessed. For consumer loans, the trigger to detect an impaired loan is non-payment of interest. Corporate and institutional loans are reviewed at least annually based on the borrower’s financial statements and any indications of difficulties they may experience. Loans that are not impaired, but which are of special concern due to changes in covenants, downgrades, negative financial news and other adverse developments, are included on a watch list. All loans on the watch list are reviewed at least quarterly to determine whether they should be moved to Group recovery management, at which point they are reviewed quarterly for impairment. If an individual loan specifically identified for evaluation is considered impaired, the allowance is determined as a reasonable estimate of credit losses existing as of the end of the reporting period. Thereafter, the allowance is revalued by Group credit risk management at least annually or more frequently depending on the risk profile of the borrower or credit relevant events. For certain non-collateral-dependent impaired loans, an impairment is measured using the present value of estimated future cash flows, except that as a practical expedient an impairment may be measured based on a loan’s observable market price. If the present value of estimated future cash flows is used, the impaired loan and related allowance are revalued at least quarterly to reflect passage of time. For collateral-dependent impaired loans, an impairment is measured using the fair value of the collateral.
Restructured loans held at amortized cost
in	2014			2013			2012
	Number of contracts	Recorded investment – pre- modification	Recorded investment – post- modification	Number of contracts	Recorded investment – pre- modification	Recorded investment – post- modification	Number of contracts	Recorded investment – pre- modification	Recorded investment – post- modification
Restructured loans (CHF million)
Mortgages	1	4	4	0	0	0	0	0	0
Consumer finance	0	0	0	1	1	0	0	0	0
Commercial and industrial loans	10	290	238	5	27	25	0	0	0
Total	11	294	242	6	28	25	0	0	0
In 2014, a majority of loan modifications of the Group included interest rate reductions to rates lower than the current market rate for new loans with similar risk, partially in combination with extended repayment terms and/or amended collateral terms. Certain restructurings included a reduction of the principal loan balance and/or accrued interest.
In 2014, 2013 and 2012, the Group did not experience a default on any loan which had been restructured within the previous 12 months.

Bank
Loans, allowance for loan losses and credit quality
17 Loans, allowance for loan losses and credit quality
end of	2014	2013
Loans (CHF million)
Mortgages	84,527	81,115
Loans collateralized by securities	39,712	31,472
Consumer finance	1,582	3,025
Consumer	125,821	115,612
Real estate	26,279	24,673
Commercial and industrial loans	72,191	60,375
Financial institutions	28,654	28,473
Governments and public institutions	3,746	2,864
Corporate & institutional	130,870	116,385
Gross loans	256,691	231,997
of which held at amortized cost	233,778	212,540
of which held at fair value	22,913	19,457
Net (unearned income)/deferred expenses	(166)	(149)
Allowance for loan losses	(597)	(691)
Net loans	255,928	231,157
Gross loans by location (CHF million)
Switzerland	139,211	135,813
Foreign	117,480	96,184
Gross loans	256,691	231,997
Impaired loan portfolio (CHF million)
Non-performing loans	564	659
Non-interest-earning loans	257	255
Total non-performing and non-interest-earning loans	821	914
Restructured loans	171	6
Potential problem loans	140	274
Total other impaired loans	311	280
Gross impaired loans	1,132	1,194
Allowance for loan losses
	2014			2013			2012
	Consumer	Corporate & institutional	Total	Consumer	Corporate & institutional	Total	Consumer	Corporate & institutional	Total
Allowance for loan losses (CHF million)
Balance at beginning of period	134	557	691	143	578	721	159	563	722
Changes in scope of consolidation	0	0	0	0	(1)	(1)	(18)	0	(18)
Net movements recognized in statements of operations	7	78	85	7	84	91	26	51	77
Gross write-offs	(35)	(232)	(267)	(38)	(147)	(185)	(42)	(80)	(122)
Recoveries	12	24	36	20	30	50	19	20	39
Net write-offs	(23)	(208)	(231)	(18)	(117)	(135)	(23)	(60)	(83)
Provisions for interest	3	19	22	5	20	25	4	20	24
Foreign currency translation impact and other adjustments, net	10	20	30	(3)	(7)	(10)	(5)	4	(1)
Balance at end of period	131	466	597	134	557	691	143	578	721
of which individually evaluated for impairment	104	309	413	104	407	511	116	416	532
of which collectively evaluated for impairment	27	157	184	30	150	180	27	162	189
Gross loans held at amortized cost (CHF million)
Balance at end of period	125,804	107,974	233,778	115,601	96,939	212,540	109,495	98,118	207,613
of which individually evaluated for impairment [1]	393	739	1,132	354	840	1,194	422	976	1,398
of which collectively evaluated for impairment	125,411	107,235	232,646	115,247	96,099	211,346	109,073	97,142	206,215
1 Represents gross impaired loans both with and without a specific allowance.
Purchases, reclassifications and sales
in	2014			2013			2012
	Consumer	Corporate & institutional	Total	Consumer	Corporate & institutional	Total	Consumer	Corporate & institutional	Total
Loans held at amortized cost (CHF million)
Purchases [1]	181	4,127	4,308	0	4,611	4,611	348	4,605	4,953
Reclassifications from loans held-for-sale [2]	0	397	397	0	275	275	0	216	216
Reclassifications to loans held-for-sale [3]	1,055	806	1,861	0	996	996	0	1,323	1,323
Sales [3]	0	272	272	0	698	698	0	1,058	1,058
1 Includes drawdowns under purchased loan commitments.
2 Includes loans previously reclassified to held-for-sale that were not sold and were reclassified back to loans held-to-maturity.
3 All loans held at amortized cost which are sold are reclassified to loans held-for-sale on or prior to the date of the sale.
Gross loans held at amortized cost by internal counterparty rating
	Investment grade	Non-investment grade
end of	Ratings AAA to BBB	Ratings BB to C	Rating D	Total
2014 (CHF million)
Mortgages	72,844	11,527	156	84,527
Loans collateralized by securities	37,338	2,288	86	39,712
Consumer finance	1,235	235	95	1,565
Consumer	111,417	14,050	337	125,804
Real estate	19,169	6,020	67	25,256
Commercial and industrial loans	30,156	29,890	475	60,521
Financial institutions	18,209	2,619	106	20,934
Governments and public institutions	850	413	0	1,263
Corporate & institutional	68,384	38,942	648	107,974
Gross loans held at amortized cost	179,801	52,992	985	233,778
Value of collateral [1]	162,598	43,141	564	206,303
2013 (CHF million)
Mortgages	68,132	12,820	163	81,115
Loans collateralized by securities	29,180	2,198	94	31,472
Consumer finance	2,575	354	85	3,014
Consumer	99,887	15,372	342	115,601
Real estate	18,148	6,010	69	24,227
Commercial and industrial loans	22,863	25,306	596	48,765
Financial institutions	19,327	3,227	112	22,666
Governments and public institutions	839	442	0	1,281
Corporate & institutional	61,177	34,985	777	96,939
Gross loans held at amortized cost	161,064	50,357	1,119	212,540
Value of collateral [1]	141,338	40,850	514	182,702
1 Includes the value of collateral up to the amount of the outstanding related loans. For mortgages, collateral values are generally values at the time of granting the loan.
In the third quarter of 2014, Group credit risk management enhanced its internal credit rating methodology for lombard loans on the Swiss platform across all loan classes by considering the quality and diversification of collateral securities as a basis for determining the internal risk rating both for regulatory and financial reporting purposes. The change in the internal rating methodology for lombard loans on the Swiss platform did not have a significant impact on the Bank’s total investment grade and non-investment grade loans.
Gross loans held at amortized cost – aging analysis
	Current	Past due
end of		Up to 30 days	31-60 days	61-90 days	More than 90 days	Total	Total
2014 (CHF million)
Mortgages	84,269	97	13	8	140	258	84,527
Loans collateralized by securities	39,542	81	1	1	87	170	39,712
Consumer finance	1,372	123	7	23	40	193	1,565
Consumer	125,183	301	21	32	267	621	125,804
Real estate	25,167	23	1	4	61	89	25,256
Commercial and industrial loans	59,555	659	15	37	255	966	60,521
Financial institutions	20,771	41	0	0	122	163	20,934
Governments and public institutions	1,238	25	0	0	0	25	1,263
Corporate & institutional	106,731	748	16	41	438	1,243	107,974
Gross loans held at amortized cost	231,914	1,049	37	73	705	1,864	233,778
2013 (CHF million)
Mortgages	80,823	103	25	24	140	292	81,115
Loans collateralized by securities	31,272	95	2	12	91	200	31,472
Consumer finance	2,650	277	38	28	21	364	3,014
Consumer	114,745	475	65	64	252	856	115,601
Real estate	24,139	18	2	1	67	88	24,227
Commercial and industrial loans	48,035	272	73	72	313	730	48,765
Financial institutions	22,477	84	2	1	102	189	22,666
Governments and public institutions	1,276	5	0	0	0	5	1,281
Corporate & institutional	95,927	379	77	74	482	1,012	96,939
Gross loans held at amortized cost	210,672	854	142	138	734	1,868	212,540
Gross impaired loans by category
	Non-performing and non-interest earning loans			Other impaired loans
end of	Non- performing loans	Non- interest- earning loans	Total	Restruc- tured loans	Potential problem loans	Total	Total
2014 (CHF million)
Mortgages	166	17	183	4	23	27	210
Loans collateralized by securities	11	75	86	0	2	2	88
Consumer finance	78	17	95	0	0	0	95
Consumer	255	109	364	4	25	29	393
Real estate	49	15	64	0	9	9	73
Commercial and industrial loans	172	98	270	167	103	270	540
Financial institutions	88	35	123	0	3	3	126
Corporate & institutional	309	148	457	167	115	282	739
Gross impaired loans	564	257	821	171	140	311	1,132
2013 (CHF million)
Mortgages	144	7	151	0	21	21	172
Loans collateralized by securities	20	71	91	0	5	5	96
Consumer finance	81	5	86	0	0	0	86
Consumer	245	83	328	0	26	26	354
Real estate	52	13	65	0	5	5	70
Commercial and industrial loans	291	126	417	6	215	221	638
Financial institutions	71	33	104	0	28	28	132
Corporate & institutional	414	172	586	6	248	254	840
Gross impaired loans	659	255	914	6	274	280	1,194
As of December 31, 2014 and 2013, loans held-to-maturity carried at amortized cost did not include any subprime residential mortgages. Accordingly, impaired loans did not include any subprime residential mortgages. As of December 31, 2014 and 2013, the Bank did not have any material commitments to lend additional funds to debtors whose loan terms have been modified in troubled debt restructurings.
Gross impaired loan details
end of	2014			2013
	Recorded investment	Unpaid principal balance	Associated specific allowance	Recorded investment	Unpaid principal balance	Associated specific allowance
Gross impaired loan detail (CHF million)
Mortgages	166	154	19	162	153	16
Loans collateralized by securities	63	60	53	67	63	54
Consumer finance	88	87	32	68	67	34
Consumer	317	301	104	297	283	104
Real estate	65	62	7	68	63	13
Commercial and industrial loans	533	507	230	629	584	312
Financial institutions	125	120	72	131	127	82
Corporate & institutional	723	689	309	828	774	407
Gross impaired loans with a specific allowance	1,040	990	413	1,125	1,057	511
Mortgages	44	43	–	10	10	–
Loans collateralized by securities	25	25	–	29	29	–
Consumer finance	7	7	–	18	18	–
Consumer	76	75	–	57	57	–
Real estate	8	7	–	2	2	–
Commercial and industrial loans	7	7	–	9	9	–
Financial institutions	1	1	–	1	1	–
Corporate & institutional	16	15	–	12	12	–
Gross impaired loans without specific allowance	92	90	–	69	69	–
Gross impaired loans	1,132	1,080	413	1,194	1,126	511
of which consumer	393	376	104	354	340	104
of which corporate & institutional	739	704	309	840	786	407
Gross impaired loan details (continued)
in	2014			2013			2012
	Average recorded investment	Interest income recognized	Interest income recognized on a cash basis	Average recorded investment	Interest income recognized	Interest income recognized on a cash basis	Average recorded investment	Interest income recognized	Interest income recognized on a cash basis
Gross impaired loan detail (CHF million)
Mortgages	163	1	1	154	1	1	152	1	1
Loans collateralized by securities	65	0	0	70	2	2	68	1	0
Consumer finance	81	1	1	87	0	0	117	3	3
Consumer	309	2	2	311	3	3	337	5	4
Real estate	74	0	0	67	1	1	43	0	0
Commercial and industrial loans	597	3	2	669	5	5	556	3	2
Financial institutions	127	0	0	136	0	0	191	2	2
Governments and public institutions	5	0	0	0	0	0	6	0	0
Corporate & institutional	803	3	2	872	6	6	796	5	4
Gross impaired loans with a specific allowance	1,112	5	4	1,183	9	9	1,133	10	8
Mortgages	30	0	0	19	0	0	27	0	0
Loans collateralized by securities	29	0	0	27	0	0	8	0	0
Consumer finance	21	0	0	22	0	0	41	0	0
Consumer	80	0	0	68	0	0	76	0	0
Real estate	9	0	0	11	0	0	12	0	0
Commercial and industrial loans	17	0	0	58	0	0	199	3	3
Financial institutions	0	0	0	2	0	0	8	0	0
Corporate & institutional	26	0	0	71	0	0	219	3	3
Gross impaired loans without specific allowance	106	0	0	139	0	0	295	3	3
Gross impaired loans	1,218	5	4	1,322	9	9	1,428	13	11
of which consumer	389	2	2	379	3	3	413	5	4
of which corporate & institutional	829	3	2	943	6	6	1,015	8	7
Restructured loans held at amortized cost
in	2014			2013			2012
	Number of contracts	Recorded investment – pre- modification	Recorded investment – post- modification	Number of contracts	Recorded investment – pre- modification	Recorded investment – post- modification	Number of contracts	Recorded investment – pre- modification	Recorded investment – post- modification
Restructured loans (CHF million)
Mortgages	1	4	4	0	0	0	0	0	0
Consumer finance	0	0	0	1	1	0	0	0	0
Commercial and industrial loans	10	290	238	5	27	25	0	0	0
Total	11	294	242	6	28	25	0	0	0
In 2014, a majority of the loan modifications of the Bank included interest rate reductions to rates lower than the current market rate for new loans with similar risk, partially in combination with extended repayment terms and/or amended collateral terms. Certain restructurings included a reduction of the principal loan balance and/or accrued interest.
In 2014, 2013 and 2012, the Bank did not experience a default on any loan which had been restructured within the previous 12 months.
> Refer to “Note 18 – Loans, allowance for loan losses and credit quality” in V – Consolidated financial statements – Credit Suisse Group for further information.